AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 98.8%
Consumer Discretionary - 13.4%
Bright Horizons Family Solutions, Inc.*	85,962	$7,002,465
Burlington Stores, Inc.*	41,439	5,606,697
Carter's, Inc.	49,622	3,431,361
Cavco Industries, Inc.*	36,920	9,808,167
Dorman Products, Inc.*	80,894	6,128,530
Five Below, Inc.*	46,836	7,535,912
Gentherm, Inc.*	91,824	4,982,370
Grand Canyon Education, Inc.*	44,005	5,143,304
Krispy Kreme, Inc.[1]	204,040	2,544,379
Lithia Motors, Inc.	36,298	10,719,888
Polaris, Inc.[1]	70,476	7,339,371
Texas Roadhouse, Inc.	108,451	10,422,141
Vail Resorts, Inc.	25,133	5,576,761

Total Consumer Discretionary		86,241,346
Consumer Staples - 5.0%
BJ's Wholesale Club Holdings, Inc.*	198,876	14,193,780
Lancaster Colony Corp.	47,431	7,827,538
Performance Food Group Co.*	173,552	10,215,271

Total Consumer Staples		32,236,589
Energy - 4.8%
ChampionX Corp.[1]	138,341	4,927,707
Magnolia Oil & Gas Corp., Class A	282,576	6,473,816
Matador Resources Co.	117,956	7,016,023
Ovintiv, Inc.	123,055	5,853,726
ProPetro Holding Corp.*	295,193	3,137,902
SM Energy Co.	98,836	3,918,847

Total Energy		31,328,021
Financials - 11.1%
Atlantic Union Bankshares Corp.	202,181	5,818,769
Glacier Bancorp, Inc.	135,690	3,867,165
Kinsale Capital Group, Inc.	34,952	14,474,672
MarketAxess Holdings, Inc.	19,840	4,238,618
Pinnacle Financial Partners, Inc.	134,971	9,048,456
Piper Sandler Cos.	64,076	9,310,884
Stifel Financial Corp.	102,100	6,273,024
Voya Financial, Inc.	178,587	11,867,106
Wintrust Financial Corp.	90,695	6,847,472

Total Financials		71,746,166
Health Care - 14.3%
Acadia Healthcare Co., Inc.*	100,347	7,055,398
Azenta, Inc.*	141,401	7,096,916
	Shares	Value

Bio-Rad Laboratories, Inc., Class A*	23,091	$8,276,969
Catalent, Inc.*	91,607	4,170,867
Globus Medical, Inc., Class A*	126,206	6,266,128
Halozyme Therapeutics, Inc.*	173,195	6,616,049
Hologic, Inc.*	105,228	7,302,823
Integer Holdings Corp.*	100,787	7,904,724
Intra-Cellular Therapies, Inc.*	144,365	7,519,973
Jazz Pharmaceuticals PLC*	65,727	8,507,703
Molina Healthcare, Inc.*	22,602	7,410,970
Neurocrine Biosciences, Inc.*	83,884	9,436,950
Vericel Corp.*	135,972	4,557,781

Total Health Care		92,123,251
Industrials - 23.4%
Atkore, Inc.*	64,554	9,630,811
Booz Allen Hamilton Holding Corp.	100,778	11,012,012
Chart Industries, Inc.*,1	31,700	5,361,104
Columbus McKinnon Corp.	157,593	5,501,572
Comfort Systems USA, Inc.	62,761	10,695,102
Exponent, Inc.	82,216	7,037,690
Federal Signal Corp.	136,118	8,130,328
Gates Industrial Corp. PLC*	417,651	4,848,928
Gibraltar Industries, Inc.*	108,588	7,330,776
Hexcel Corp.	121,160	7,892,362
IDEX Corp.	45,100	9,381,702
ITT, Inc.	79,367	7,770,823
Lincoln Electric Holdings, Inc.	58,042	10,551,455
Nordson Corp.	48,233	10,764,159
Paylocity Holding Corp.*	55,386	10,063,636
RBC Bearings, Inc.*,1	50,642	11,856,812
Schneider National, Inc., Class B	227,177	6,290,531
The Toro Co.	85,252	7,084,441

Total Industrials		151,204,244
Information Technology - 13.0%
CCC Intelligent Solutions Holdings, Inc.*	451,368	6,025,763
Cognex Corp.	195,484	8,296,341
CyberArk Software, Ltd. (Israel)*	63,758	10,441,648
Entegris, Inc.	102,589	9,634,133
Globant SA (Uruguay)*	52,714	10,429,465
MACOM Technology Solutions Holdings, Inc.*	82,140	6,700,981
Manhattan Associates, Inc.*	75,335	14,890,716
Rapid7, Inc.*	100,216	4,587,888
Silicon Laboratories, Inc.*	55,332	6,412,426

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 13.0% (continued)
Zebra Technologies Corp., Class A*	27,998	$6,622,367

Total Information Technology		84,041,728
Materials - 6.3%
AptarGroup, Inc.	40,748	5,095,130
Eagle Materials, Inc.	69,693	11,605,278
Element Solutions, Inc.	452,943	8,882,212
Quaker Chemical Corp.	38,909	6,225,440
RPM International, Inc.	90,491	8,579,452

Total Materials		40,387,512
Real Estate - 5.6%
Agree Realty Corp., REIT	108,866	6,013,758
Easterly Government Properties, Inc., REIT [1]	345,212	3,945,773
EastGroup Properties, Inc., REIT	43,503	7,244,555
National Storage Affiliates Trust, REIT	127,104	4,034,281
Physicians Realty Trust, REIT	369,302	4,501,791
Summit Hotel Properties, Inc., REIT	520,228	3,017,322
Sun Communities, Inc., REIT	65,474	7,748,193

Total Real Estate		36,505,673
Utilities - 1.9%
IDACORP, Inc.	77,578	7,265,180
Portland General Electric Co.	130,524	5,283,611

Total Utilities		12,548,791

Total Common Stocks (Cost $600,624,350)		638,363,321

Principal Amount
Short-Term Investments - 1.5%
Joint Repurchase Agreements - 0.3%[2]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $1,000,449 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

Industrial and Commercial Bank of China Financial Services LLC, dated 09/29/23, due 10/02/23, 5.330% total to be received $935,415 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/31/23 - 02/15/53, totaling $953,700)	$935,000	$935,000
Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $39,018 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $39,780)	39,000	39,000

Total Joint Repurchase Agreements		1,974,000
Repurchase Agreements - 1.2%
Fixed Income Clearing Corp., dated 09/29/23 due 10/02/23, 5.150% total to be received $7,411,179 (collateralized by a U.S. Treasury, 3.250%, 05/15/42, totaling $7,556,172)	7,408,000	7,408,000

Total Short-Term Investments (Cost $9,382,000)		9,382,000
Total Investments - 100.3% (Cost $610,006,350)		647,745,321
Other Assets, less Liabilities - (0.3)%		(1,883,091)
Net Assets - 100.0%		$645,862,230

*	Non-income producing security.
[1]	Some of these securities, amounting to $25,019,675 or 3.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$638,363,321	—	—	$638,363,321
Short-Term Investments
Joint Repurchase Agreements	—	$1,974,000	—	1,974,000
Repurchase Agreements	—	7,408,000	—	7,408,000
Total Investments in Securities	$638,363,321	$9,382,000	—	$647,745,321

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$25,019,675	$1,974,000	$23,687,138	$25,661,138
The following table summarizes the securities received as collateral for securities lending at September 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.400%	01/15/24-02/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.